Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Comprehensive Income
Product Sales	$ 6,048	$ 5,718	$ 12,359	$ 11,183
Collaboration Revenue	227	105	270	131
Total Revenue	6,275	5,823	12,629	11,314
Cost of sales	(984)	(1,063)	(2,404)	(2,192)
Gross Profit	5,291	4,760	10,225	9,122
Distribution costs	(104)	(81)	(191)	(159)
Research and development expense	(1,389)	(1,356)	(2,777)	(2,622)
Selling, general and administrative costs	(2,635)	(2,943)	(5,354)	(5,457)
Other operating income and expense	121	113	601	706
Operating Profit	1,284	493	2,504	1,590
Finance income	22	41	73	96
Finance expense	(329)	(361)	(661)	(728)
Share of after-tax losses in associates and joint ventures	(16)	(32)	(20)	(59)
Profit Before Tax	961	141	1,896	899
Taxation	(223)	(34)	(408)	(229)
Profit for the period	738	107	1,488	670
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(645)	(257)	(205)	(247)
Net gains/(losses) on equity investments measured at fair-value through other comprehensive income	898	(174)	1,069	(54)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	(15)	(1)	6	(2)
Tax on items that will not be reclassified to profit or loss	(13)	60	(79)	17
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	225	(372)	791	(286)
Foreign exchange arising on consolidation	114	(139)	(494)	(86)
Foreign exchange arising on designating borrowings in net investment hedges	363	(6)	(17)	(186)
Fair value movements on cash flow hedges	56	11	(131)	(43)
Fair value movements on cash flow hedges transferred to profit or loss	(46)	(33)	(1)	14
Fair value movements on derivatives designated in net investment hedges		12	(60)	9
Costs of hedging	9	9	4	3
Tax on items that may be reclassified subsequently to profit or loss	(44)	(3)	29	20
Total other comprehensive income/(loss) that will be reclassified to profit or loss, net of tax	452	(173)	(550)	(287)
Other comprehensive loss for the period, net of tax	677	(545)	241	(573)
Total comprehensive income/(loss) for the period	1,415	(438)	1,729	97
Owners of the Parent	756	130	1,536	723
Non-controlling interests	(18)	(23)	(48)	(53)
Total comprehensive income attributable to:
Owners of the Parent	1,432	(415)	1,777	150
Non-controlling interests	(17)	(23)	(48)	(53)
Total comprehensive income/(loss) for the period	$ 1,415	$ (438)	$ 1,729	$ 97
Basic earnings loss per (in dollars per share)	$ 0.58	$ 0.09	$ 1.17	$ 0.56
Diluted earnings loss per Share (in dollars per share)	$ 0.58	$ 0.10	$ 1.17	$ 0.56
Weighted average number of Ordinary Shares in issue for basic earnings	1,312	1,311	1,312	1,289
Diluted weighted average number of Ordinary Shares in issue (millions)	1,313	1,312	1,313	1,290